Financial Derivative Contracts and Hedge Accounting - Schedule of Forecasted Cash Flows by Interest Rate Risk, Cash Flow Hedges (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value		$ 2,666,521	$ 1,443,649
Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 42,979	3,427,756	2,946,484
Cash Flow Hedges [Member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 42,979	2,355,502	2,717,032
Cash Flow Hedges [Member] | 1 - 3 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value		609,729	89,988
Cash Flow Hedges [Member] | 3 to 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value		421,225	92,766
Cash Flow Hedges [Member] | Over 6 years [member]
Disclosure of detailed information about hedged items [line items]
Notional value		41,300	46,698
Interest rate risk [member] | Cash Flow Hedges [Member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		(449,586)	1,995,292
Interest rate risk [member] | Cash Flow Hedges [Member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		449,586	(1,995,292)
Interest rate risk [member] | Cash Flow Hedges [Member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		67,227	2,018,665
Interest rate risk [member] | Cash Flow Hedges [Member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		516,813	23,373
Interest rate risk [member] | Cash Flow Hedges [Member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		(516,813)	(23,373)
Interest rate risk [member] | Cash Flow Hedges [Member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		(67,227)	(2,018,665)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		(441,567)	1,837,656
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		441,567	(1,837,656)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		43,430	1,848,702
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		484,997	11,046
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		(484,997)	(11,046)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 year [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		(43,430)	(1,848,702)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		6,182	165,645
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		(6,182)	(165,645)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		23,797	169,442
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		17,615	3,797
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		(17,615)	(3,797)
Interest rate risk [member] | Cash Flow Hedges [Member] | 1 - 3 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		(23,797)	(169,442)
Interest rate risk [member] | Cash Flow Hedges [Member] | 3 to 6 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		(13,260)	(5,172)
Interest rate risk [member] | Cash Flow Hedges [Member] | 3 to 6 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		13,260	5,172
Interest rate risk [member] | Cash Flow Hedges [Member] | 3 to 6 years [member] | Inflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value			521
Interest rate risk [member] | Cash Flow Hedges [Member] | 3 to 6 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		13,260	5,693
Interest rate risk [member] | Cash Flow Hedges [Member] | 3 to 6 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		(13,260)	(5,693)
Interest rate risk [member] | Cash Flow Hedges [Member] | 3 to 6 years [member] | Outflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value			(521)
Interest rate risk [member] | Cash Flow Hedges [Member] | Over 6 years [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		(941)	(2,837)
Interest rate risk [member] | Cash Flow Hedges [Member] | Over 6 years [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		941	2,837
Interest rate risk [member] | Cash Flow Hedges [Member] | Over 6 years [member] | Inflows [member] | Increase (decrease) in hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Notional value		941	2,837
Interest rate risk [member] | Cash Flow Hedges [Member] | Over 6 years [member] | Outflows [member] | Increase (decrease) in hedged items [member]
Disclosure of detailed information about hedged items [line items]
Notional value		$ (941)	$ (2,837)